UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  8/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Principal ($)		Fair Value
	SHORT-TERM INVESTMENTS - 70.2%
	COMMERCIAL PAPER - 25.6%
	ADVERTISING - 3.6%
4,000,000	Omnicom Capital, Inc., 0.30%, 9/22/14, 144A	$ 3,999,233

	COMMERCIAL SERVICES - 3.6%
4,000,000	ERAC USA Finance LLC, 0.33%, 10/22/14, 144A	3,998,056

	FOOD, BEVERAGE & TOBACCO - 3.8%
4,137,000	Dairy Farmers of America, Inc., 0.24%, 9/2/14, 144A	4,136,917

	HOME FURNISHINGS - 3.6%
4,000,000	Whirlpool Corp., 0.34%, 9/25/14, 144A	3,999,018

	OIL & GAS - 3.7%
4,000,000	Centennial Energy Holdings, Inc., 0.30%, 9/10/14, 144A	3,999,633

	PIPELINES - 7.3%
4,000,000	Enbridge Energy Partners LP, 0.35%, 10/23/14, 144A	3,997,899
4,000,000	Plains All American Pipeline, 0.40%, 10/14/14, 144A	3,997,999
		7,995,898

	TOTAL COMMERCIAL PAPER (Cost $28,128,755)	28,128,755

	U.S. TREASURY - 44.6%
7,000,000	United States Treasury Bill due 9/25/2014, 0.030% ^	6,999,899
3,000,000	United States Treasury Bill due 10/23/2014, 0.025% ^	2,999,910
36,000,000	United States Treasury Bill due 11/28/2014, 0.030% ^	35,997,750
3,000,000	United States Treasury Bill due 11/28/2014, 0.030% + ^	2,999,813
	TOTAL U.S. TREASURY (Cost $48,997,372)	48,997,372

	TOTAL SHORT-TERM INVESTMENTS (Cost $77,126,127)	77,126,127

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014
No. of Contracts			Fair Value
	PURCHASED PUT OPTIONS * - 0.0%
604	2 Year Bond
	Expiration December 2014, Exercise Price $108.12		$ 9,438
142	Euro BOBL Future
	Expiration December 2014, Exercise Price $124.75		1,871
41	Euro-Bund Future
	Expiration December 2014, Exercise Price $139.00		540
918	Euro Schatz
	Expiration December 2014, Exercise Price $110.30		6,047
55	US Bond
	Expiration December 2014, Exercise Price $125.00		859

	TOTAL PURCHASED OPTIONS (Cost $21,135)		18,755

	TOTAL INVESTMENTS - 70.2% (Cost $77,147,262) (a)		$ 77,144,882
	OTHER ASSETS LESS LIABILITIES - 29.8%		32,795,454
	NET ASSETS - 100.0%		$ 109,940,336

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,147,262 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(2,380)
	Net Unrealized Depreciation:		$ (2,380)

+ All or a portion of this investment is a holding of Longboard Fund Limited.
^ Interest rate represents discount rate at time of purchase.
* Non-Income producing securities.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At August 31, 2014 securities amounted to $28,128,755 or 25.6% of net assets.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2014
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
604	2 Year Bond	Dec-14	$ 132,303,784	$ 56,580
831	3 Mo Euro Euribor	Dec-14	273,320,055	(13,684)
586	3 YR AUD Governement Bond	Sep-14	160,844,893	109,825
105	10 YR AUD Governement Bond	Sep-14	87,885,387	88,402
142	10 YR Mini JBG	Sep-14	19,979,400	151,540
786	90 Day Euro$ Future	Dec-15	194,544,825	(197,313)
67	AEX Index	Sep-14	7,292,521	229,056
53	CAC 40 10 Euro Future	Sep-14	3,058,212	130,568
142	Cocoa +	Dec-14	4,585,180	29,440
153	Cocoa Future +	Dec-14	5,124,011	287,100
31	Coffee +	Dec-14	2,338,950	164,494
63	DJIA Index Future Mini	Sep-14	5,381,775	118,240
178	Emerging Market Future	Sep-14	9,663,620	437,350
142	Euro BOBL Future	Dec-14	23,857,136	39,285
41	Euro Bund Future	Dec-14	8,081,469	57,794
25	Euro Buxl Future	Sep-14	4,797,975	371,928
918	Euro Schatz	Dec-14	134,137,242	84,656
136	Euro STOXX 50	Sep-14	5,670,617	(195,041)
23	Feeder Cattle +	Oct-14	2,492,338	46,800
59	FTSE 100 Index	Sep-14	6,662,994	59,334
17	FTSE/MIS Index	Sep-14	2,288,515	(167,745)
65	H-Shares Index Futures	Sep-14	4,589,361	(88,063)
50	Hang Seng Index Future	Sep-14	7,962,155	(124,102)
22	IBEX-35 Index	Sep-14	3,100,783	117,583
56	Live Cattle +	Oct-14	3,391,920	(3,500)
78	LME Aluminum +	Sep-14	4,058,925	290,180
20	LME Nickel Future +	Sep-14	2,248,320	(56,472)
20	LME Nickel Future +	Dec-14	2,258,280	21,360
101	LME ZInc Future +	Sep-14	5,941,956	384,370
51	LME ZInc Future +	Dec-14	3,014,100	94,988
51	MSCI EAFE Index Mini	Sep-14	4,898,040	(80,110)
136	MSCI Taiwan Index	Sep-14	4,681,120	19,040
63	Nasdaq 100 E-Mini	Sep-14	5,143,320	366,195
47	NYMEX Palladium +	Dec-14	4,274,885	97,965
66	Oat Future +	Dec-14	1,129,425	42,850
231	OMXS30 Index	Sep-14	4,597,662	87,739
143	Robusta Coffee Future (10) +	Nov-14	2,938,650	150,780
35	Russell Mini Future	Sep-14	4,106,900	13,050
57	S&P E-Mini Future	Sep-14	5,704,275	176,375
37	S&P Midcap 400 Emini	Sep-14	5,317,270	139,025
29	S&P/TSX 60 IX	Sep-14	4,800,167	218,921
218	SGX CNX Nifty Index	Sep-14	3,502,170	34,008

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2014
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
157	SGX MSCI Singapore Index	Sep-14	$ 9,495,486	$ (32,708)
63	Soybean Meal +	Dec-14	2,209,410	(262,580)
70	SPI 200	Sep-14	9,188,527	421,637
918	Three Month Euro Swiss Franc	Mar-15	250,804,485	24,080
151	TOCOM Gasoline +	Feb-15	5,727,188	47,001
90	TOCOM Kerosene +	Feb-15	3,572,537	(15,263)
47	TOPIX Index Future	Sep-14	5,773,010	(66,856)
55	US Long Bond Future	Dec-14	7,705,170	32,659
35	US Ultra Bond	Dec-14	5,442,500	42,656
	Net Unrealized Gain from Open Long Futures Contracts			$ 3,981,417
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2014
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
230	Bursa Crude Palm Oil +	Nov-14	$ 3,518,954	$ 290,157
461	Canola +	Nov-14	3,569,966	389,858
56	CBOE VIX Future +	Sep-14	772,800	115,190
167	Corn +	Dec-14	3,045,663	434,462
109	Cotton +	Dec-14	3,628,065	242,360
78	LME Aluminum +	Sep-14	4,058,925	(470,169)
20	LME Nickel Future +	Sep-14	2,248,320	(21,480)
101	LME Zinc Future +	Sep-14	5,941,956	(30,844)
59	Rough Rice Futures +	Nov-14	1,494,470	5,780
596	SFE NZ 90 Bank Bill Future	Sep-14	116,423,120	(74,807)
160	Soybean Oil Future +	Dec-14	3,085,440	649,164
183	TOCOM Rubber +	Jan-15	1,731,180	84,453
84	Wheat Future +	Dec-14	2,366,700	(27,300)
96	Wheat Future (KCB) +	Dec-14	3,085,200	113,275
197	White Sugar +	Oct-14	4,167,535	(3,680)
219	World Sugar #11 +	Oct-14	3,799,387	256,694
Net Unrealized Gain from Open Short Futures Contracts				$ 1,953,113

Net Unrealized Gain from Open Futures Contracts				$ 5,934,530

+ All or a portion of this investment is a holding of the Longboard Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Options Contracts:  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of August 31, 2014 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at August 31, 2014	% of Fund Net Assets at August 31, 2014
LFL-CFC	8/15/12	$13,029,381	11.85%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at August 31, 2014, is a reflection of the volume of derivative activity for the respective Portfolio.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2014
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Buy:
9/17/2014	5,071,640	AUD	2,800,000	GBP	$ 4,736,076	$ 32,130
9/17/2014	4,800,000	CHF	545,472,000	JPY	5,242,773	(100,654)
9/17/2014	13,000,000	CHF	14,476,615	USD	14,199,176	(277,439)
9/17/2014	1,000,000	CHF	1,122,209	USD	1,092,244	(29,964)
9/17/2014	7,900,000	EUR	10,713,190	USD	10,408,306	(304,884)
9/17/2014	2,500,000	EUR	344,992,500	JPY	3,293,768	(94,232)
9/17/2014	2,900,000	EUR	401,519,500	JPY	3,820,770	(134,830)
9/17/2014	2,800,000	GBP	5,048,960	AUD	4,648,343	(67,417)
9/17/2014	8,195,700	GBP	10,200,000	EUR	13,605,867	(197,331)
9/17/2014	789,100	GBP	1,000,000	EUR	1,310,003	(38,964)
9/17/2014	2,600,000	GBP	444,964,000	JPY	4,316,319	(62,601)
9/17/2014	2,700,000	GBP	467,353,800	JPY	4,482,331	(100,379)
9/17/2014	7,300,000	GBP	12,287,360	USD	12,118,895	(168,465)
9/17/2014	600,000	GBP	1,022,400	USD	996,074	(26,326)
9/17/2014	700,000	GBP	1,165,780	USD	1,162,086	(3,694)
9/17/2014	539,952,000	JPY	4,800,000	CHF	5,198,446	(87,428)
9/17/2014	737,926,200	JPY	5,400,000	EUR	7,104,464	(119,483)
9/17/2014	16,000,000	NZD	13,798,400	USD	13,377,584	(420,816)
9/17/2014	1,200,000	NZD	1,040,040	USD	1,003,319	(36,721)
9/17/2014	26,400,000	PLN	8,672,799	USD	8,245,378	(427,420)
9/17/2014	3,000,000	PLN	981,098	USD	936,975	(44,123)
9/17/2014	5,689,369	USD	6,200,000	CAD	5,716,175	(26,536)
9/17/2014	15,466,708	USD	14,000,000	CHF	15,291,420	175,288
9/17/2014	19,000,000	USD	387,942,000	CZK	18,425,346	574,654
9/17/2014	10,681,590	USD	7,900,000	EUR	10,408,306	273,284
9/17/2014	5,995,298	USD	612,000,000	JPY	5,892,096	103,202
9/17/2014	7,255,841	USD	750,000,000	JPY	7,220,706	35,135
9/17/2014	7,814,700	USD	9,000,000	NZD	7,524,891	289,809
9/17/2014	9,280,010	USD	29,400,000	PLN	9,182,353	97,657
9/17/2014	13,000,000	USD	89,245,000	SEK	12,805,821	194,179

To Sell:
9/17/2014	5,048,960	AUD	2,800,000	GBP	4,714,897	44,253
9/17/2014	4,800,000	CHF	539,952,000	JPY	5,242,773	36,013
9/17/2014	10,200,000	EUR	8,195,700	GBP	13,438,572	384,468
9/17/2014	1,000,000	EUR	789,100	GBP	1,317,507	34,393
9/17/2014	5,400,000	EUR	737,926,200	JPY	7,114,538	96,082
9/17/2014	2,800,000	GBP	5,071,640	AUD	4,648,343	67,417
9/17/2014	444,964,000	JPY	2,600,000	GBP	4,283,939	86,165
9/17/2014	467,353,800	JPY	2,700,000	GBP	4,499,499	91,403
9/17/2014	344,992,500	JPY	2,500,000	EUR	3,321,452	66,806

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2014
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Sell:
9/17/2014	401,519,500	JPY	2,900,000	EUR	$ 3,865,672	$ 82,794
9/17/2014	545,472,000	JPY	4,800,000	CHF	5,251,590	105,628
Net Unrealized Gain on Forward Foreign Currency Exchange Contracts:						$ 101,053

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of August 31, 2014 categorized by risk exposure:

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

     Kevin E. Wolf, President

Date

10/30/14

By

*/s/ Erik Naviloff

      Erik Naviloff, Treasurer

Date

10/30/14